Agreements and Transactions with Affiliates - Schedule of Fees Incurred and Other Fees Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Omnibus Agreement	$ 26	$ 10	$ 10
Other fees - DCP Midstream, LLC	31	46	42
Total - DCP Midstream, LLC	74	75	66
DCP Midstream, LLC [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Total - DCP Midstream, LLC	$ 57	$ 56	$ 52